UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

ITEM 1.             REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Federated Bond Portfolio (Initial Class)

Annual Report

December 31, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Management Discussion

2011 turned out to be a difficult year for risk assets, including corporate bonds, emerging market bonds, and commercial and residential mortgage-backed securities. The fundamental reason behind the poor performance was the financial crisis in Europe that concerned investors about the deteriorating credit quality of U.S. financial institutions with significant exposure to Euro-related corporations and governments. Investors also were worried over the summer that the U.S. economy could be slipping back into recession. The Federal Reserve’s new monetary program announced in September, dubbed Operation Twist, along with the “flight to quality” mentioned above, helped push long-term interest rates to historical lows.

Treasury interest rates finished the year down 10-145 basis points, more in the 10-30 year part of the yield curve. The five-year Treasury yield stood at 0.83% at year-end 2011, compared to 2.01% at prior year-end. The Barclays Capital U.S. Aggregate Bond Index (the “Index”) produced an excess return to similar duration Treasuries of -1.14% for all of 2011, compared to 1.71% in 2010.

The Index produced a total return of 7.84% in 2011 compared to 6.54% for 2010. The Barclays Capital High Yield Index produced a total return of 4.98% during 2011, while the Barclays Emerging Markets Index returned 6.97%. The Barclays CMBS Index returned 6.02% for the year. The 5-year Treasury interest rate finished the year down 117 basis points, to end the year at 0.83%.

The Maxim Federated Bond Portfolio (Initial Class shares) returned 5.85% in 2011, underperforming the Index by a significant margin. Sector management and duration management dragged down portfolio performance, more than offsetting positive contributions from yield curve management and security selection. The underperformance from sector management was particularly large, as our overweights in the high yield sector, investment-grade corporate sector, commercial mortgage-backed securities, and emerging markets bonds all detracted from performance. The lower credit quality of the Portfolio compared to the Index dragged down performance significantly, offsetting the higher yield of these sectors.

Duration management also had a negative impact on performance during the year as the Portfolio had less interest sensitivity compared to the Index, in a period of falling interest rates. The Portfolio used Treasury futures to affect duration and yield curve management during the quarter; they had a negative effect on performance as they were used to shorten the Portfolio’s duration during a period of declining interest rates. Security selection of Treasury futures had a negative effect on performance.

Yield curve management also added to performance in a sizeable way, as an overweight to the intermediate part of the yield curve took advantage of interest rates in this part of the yield curve falling the most during 2010.

Security selection was modestly positive in the overall Portfolio, notably in the high yield sector, Treasury Inflation-Protected Securities (“TIPs”), investment grade corporates, and Asset-Backed Securities (“ABS”). In the investment-grade corporate area, security selection was positive for insurance company issuers such as Massachusetts Mutual, Lincoln National, Met Life, Allstate, Pacific Life and Berkshire Hathaway. Our exposures to banks such as Citigroup, PNC and American Express also helped performance. Security selection detracted from performance for large bank/brokers issuers such as Bank of America, Goldman Sachs, Morgan Stanley, Jefferies Group. Security selection was also poor in the metals & mining area for issuers such as Arcelor Mittal (a German steel company), Alcoa, Barrick Gold, Anglo American Capital, and Southern Copper.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00
2003*	9,980.00	10,018.00
2004	10,317.32	10,452.68
2005	10,500.97	10,706.58
2006	10,965.12	11,170.17
2007	11,697.59	11,948.73
2008	11,924.52	12,574.85
2009	13,483.05	13,320.53
2010	14,410.71	14,191.70
2011	15,253.74	15,304.33

*For the period from May 21, 2003 through December 31, 2003.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Five Years	Since Inception (5/21/2003)
Initial Class	5.85%	6.83%	4.99%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Moody’s Rating as of December 31, 2011

Moody’s Rating	% of Portfolio Investments
A1	2.55%
A2	3.11%
A3	4.83%
Aa1	0.68%
Aa2	1.93%
Aa3	1.06%
Aaa	56.76%
B1	1.20%
B2	1.44%
B3	1.82%
Ba1	0.88%
Ba2	0.50%
Ba3	0.56%
Baa1	6.10%
Baa2	8.02%
Baa3	3.22%
Caa1	1.84%
Caa2	0.30%
Caa3	0.04%
Not Rated	0.65%
Short Term Investments	2.51%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/11)	Ending Account Value (12/31/11)	Expenses Paid During Period* (07/01/11 – 12/31/11)

Actual	$1,000.00	$1,036.10	$3.56

Hypothetical (5% return before expenses)	$1,000.00	$1,021.71	$3.54

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

BONDS AND NOTES
Asset-Backed Securities — 7.33%
	Ally Master Owner Trust
$4,000,000	Series 2010-1 Class A 2.03%, 01/15/2015(a)(b)	$4,048,540
2,150,000	Series 2011-1 Class A1 1.15%, 01/15/2016(a)	2,155,275
2,900,000	Series 2011-4 Class A1 1.08%, 09/15/2016(a)	2,856,006
2,000,000	BMW Floorplan Master Owner Trust
	Series 2009-1A Class A(a)(b) 1.43%, 09/15/2014	2,011,160
2,500,000	Citibank Credit Card Issuance Trust
	Series 2005-C3 Class C3(a) 0.69%, 07/15/2014	2,494,244
2,500,000	Citibank Omni Master Trust
	Series 2009-A8 Class A8(a)(b) 2.38%, 05/16/2016	2,515,354
1,675,000	Ford Credit Floorplan Master Owner Trust
	Float Series 2011-1 Class A2(a) 0.88%, 02/15/2016	1,673,188
2,000,000	Nissan Master Owner Trust Receivables
	Series 2010-AA Class A(a)(b) 1.43%, 01/15/2015	2,014,775
	SMART Trust/Australia
265,493	Series 2011-IUSA Class A2B 1.03%, 04/14/2013(a)(b)	265,493
3,000,000	Series 2011-2USA Class A2B 1.03%, 11/14/2013(a)(b)	2,999,999

		23,034,034

Bank Loans — 0.05%
150,000	Multiplan Inc(b)
	9.88%, 09/01/2018	156,000

Basic Materials — 2.10%
384,000	Albemarle Corp
	5.10%, 02/01/2015	414,099
	Alcoa Inc
450,000	5.55%, 02/01/2017(c)	479,862
250,000	5.40%, 04/15/2021	250,466
250,000	Anglo American Capital PLC(b)
	4.45%, 09/27/2020	249,573
315,000	ArcelorMittal
	6.13%, 06/01/2018	311,082
200,000	Carpenter Technology Corp
	5.20%, 07/15/2021	194,537
50,000	Cascades Inc
	7.88%, 01/15/2020	48,500
50,000	Clearwater Paper Corp
	10.63%, 06/15/2016	55,750
235,000	Ecolab Inc
	4.35%, 12/08/2021	250,954
125,000	Ferro Corp
	7.88%, 08/15/2018	125,625

Principal Amount		Value

Basic Materials — (continued)
$500,000	FMC Corp
	3.95%, 02/01/2022	$507,984
250,000	Gold Fields Orogen Holding BVI Ltd(b)
	4.88%, 10/07/2020	220,735
	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
75,000	8.88%, 02/01/2018	70,313
50,000	9.00%, 11/15/2020	41,250
100,000	Huntsman International LLC(c)
	8.63%, 03/15/2021	106,000
250,000	Incitec Pivot Finance LLC(b)
	6.00%, 12/10/2019	273,157
500,000	International Paper Co
	7.50%, 08/15/2021	617,179
50,000	Longview Fibre Paper & Packaging Inc(b)
	8.00%, 06/01/2016	50,000
50,000	Momentive Performance Materials Inc
	9.00%, 01/15/2021	38,000
300,000	Newmont Mining Corp
	5.88%, 04/01/2035	339,658
100,000	Omnova Solutions Inc
	7.88%, 11/01/2018	86,500
100,000	OXEA Finance & Cy SCA(b)
	9.50%, 07/15/2017	100,000
155,000	Praxair Inc
	4.63%, 03/30/2015	171,094
100,000	Rio Tinto Finance USA Ltd
	6.50%, 07/15/2018	120,531
200,000	Rohm & Haas Co
	6.00%, 09/15/2017	227,403
	RPM International Inc
225,000	6.50%, 02/15/2018	254,279
110,000	6.13%, 10/15/2019	119,562
500,000	Sherwin-Williams Co
	3.13%, 12/15/2014	526,863
	Solutia Inc
50,000	8.75%, 11/01/2017	54,625
50,000	7.88%, 03/15/2020(c)	54,375
250,000	Southern Copper Corp
	6.75%, 04/16/2040	250,154

		6,610,110

Communications — 4.48%
100,000	AMC Networks Inc(b)
	7.75%, 07/15/2021	108,750
	America Movil SAB de CV
250,000	5.75%, 01/15/2015	276,748
100,000	5.00%, 10/16/2019	110,690
420,000	AT&T Inc
	4.45%, 05/15/2021	461,355
	CCO Holdings LLC / CCO Holdings Capital Corp
100,000	7.25%, 10/30/2017	105,375
50,000	7.38%, 06/01/2020	52,750
250,000	CenturyLink Inc
	6.15%, 09/15/2019	251,142

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Communications — (continued)
$50,000	Cequel Communications Holdings I LLC & Cequel Capital Corp(b)
	8.63%, 11/15/2017	$53,000
	Cisco Systems Inc
100,000	5.50%, 02/22/2016	116,373
400,000	3.15%, 03/14/2017	434,152
100,000	Clear Channel Communications Inc
	9.00%, 03/01/2021	84,250
75,000	Clear Channel Worldwide Holdings Inc
	9.25%, 12/15/2017	81,000
1,000,000	Comcast Corp
	5.15%, 03/01/2020	1,137,232
125,000	CommScope Inc(b)
	8.25%, 01/15/2019	125,000
	COX Communications Inc
250,000	7.13%, 10/01/2012	261,763
350,000	5.45%, 12/15/2014	388,509
100,000	Crown Media Holdings Inc
	10.50%, 07/15/2019	105,250
125,000	Cumulus Media Inc(b)
	7.75%, 05/01/2019	110,938
	Digicel Group Ltd
150,000	8.25%, 09/01/2017(b)	150,750
200,000	10.50%, 04/15/2018(b)	201,000
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
	5.00%, 03/01/2021	535,109
250,000	Discovery Communications LLC
	5.05%, 06/01/2020	274,132
75,000	Entercom Radio LLC(b)
	10.50%, 12/01/2019	75,000
100,000	Entravision Communications Corp
	8.75%, 08/01/2017	98,000
	Grupo Televisa SAB
250,000	6.63%, 03/18/2025	285,787
150,000	6.63%, 01/15/2040	169,143
125,000	GXS Worldwide Inc
	9.75%, 06/15/2015	115,625
500,000	Historic TW Inc
	6.88%, 06/15/2018	595,898
	Intelsat Jackson Holdings SA
150,000	11.25%, 06/15/2016	157,594
150,000	7.50%, 04/01/2021(b)	151,688
50,000	Intelsat Luxembourg SA
	11.50%, 02/04/2017	48,250
75,000	inVentiv Health Inc(b)
	10.00%, 08/15/2018	68,625
100,000	Juniper Networks Inc
	5.95%, 03/15/2041	109,371
100,000	Lamar Media Corp
	7.88%, 04/15/2018	106,000
75,000	Level 3 Financing Inc(b)
	8.13%, 07/01/2019	73,875
150,000	MDC Partners Inc
	11.00%, 11/01/2016(b)	160,000
	MetroPCS Wireless Inc
100,000	7.88%, 09/01/2018	101,375
50,000	6.63%, 11/15/2020	46,625

Principal Amount		Value

Communications — (continued)
$250,000	NBCUniversal Media LLC
	5.95%, 04/01/2041	$293,853
300,000	New Cingular Wireless Services Inc
	8.75%, 03/01/2031	440,790
74,997	Nexstar Broadcasting Inc
	7.00%, 01/15/2014	73,216
50,000	Nexstar Broadcasting Inc / Mission Broadcasting Inc
	8.88%, 04/15/2017	51,250
75,000	Nielsen Finance LLC / Nielsen Finance Co
	7.75%, 10/15/2018	81,000
75,000	ProQuest LLC/ProQuest Notes Co(b)
	9.00%, 10/15/2018	60,750
200,000	Qtel International Finance Ltd(b)
	4.75%, 02/16/2021	201,500
75,000	Sitel LLC / Sitel Finance Corp
	11.50%, 04/01/2018	55,313
	Sprint Capital Corp
175,000	6.90%, 05/01/2019	143,938
125,000	6.88%, 11/15/2028	89,219
	Sprint Nextel Corp
50,000	6.00%, 12/01/2016	49,500
75,000	9.00%, 11/15/2018(b)	78,750
150,000	Syniverse Holdings Inc
	9.13%, 01/15/2019	158,250
	Telefonica Emisiones SAU
250,000	5.86%, 02/04/2013	254,192
300,000	7.05%, 06/20/2036	292,521
100,000	Telemar Norte Leste SA(b)
	5.50%, 10/23/2020	98,500
100,000	Telemovil Finance Co Ltd(b)
	8.00%, 10/01/2017	102,500
	Time Warner Inc
800,000	4.75%, 03/29/2021	867,580
250,000	6.10%, 07/15/2040	293,084
750,000	6.25%, 03/29/2041	899,213
	Viacom Inc
500,000	2.50%, 12/15/2016	499,810
100,000	3.50%, 04/01/2017	104,191
200,000	VimpelCom Holdings BV(b)
	7.50%, 03/01/2022	168,000
125,000	Visant Corp
	10.00%, 10/01/2017	114,375
	Vodafone Group PLC
150,000	5.35%, 02/27/2012	151,023
200,000	5.63%, 02/27/2017	232,227
180,000	Walt Disney Co
	3.75%, 06/01/2021	197,916
	West Corp
50,000	8.63%, 10/01/2018	50,500
100,000	7.88%, 01/15/2019	99,250
100,000	XM Satellite Radio Inc(b)
	7.63%, 11/01/2018	105,000

		14,095,335

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Consumer, Cyclical — 2.17%
$75,000	Academy Ltd / Academy Finance Corp(b)
	9.25%, 08/01/2019	$74,063
	Affinia Group Inc
75,000	9.00%, 11/30/2014	74,250
48,000	10.75%, 08/15/2016(b)	52,080
75,000	Allison Transmission Inc(b)
	7.13%, 05/15/2019	73,500
100,000	American Axle & Manufacturing Inc
	7.75%, 11/15/2019	98,000
73,000	American Casino & Entertainment Properties LLC
	11.00%, 06/15/2014	74,278
50,000	American Standard Americas(b)(d)
	10.75%, 01/15/2016	29,750
50,000	American Tire Distributors Inc
	9.75%, 06/01/2017	51,500
175,000	Best Buy Co Inc
	6.75%, 07/15/2013	185,552
150,000	Caesars Entertainment Operating Co Inc
	11.25%, 06/01/2017	159,187
75,000	Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp
	9.13%, 08/01/2018	81,563
100,000	Chrysler Group LLC/CG Co-Issuer Inc(b)
	8.25%, 06/15/2021	91,000
100,000	Cinemark USA Inc
	8.63%, 06/15/2019	108,750
75,000	Cooper-Standard Automotive Inc
	8.50%, 05/01/2018	78,469
75,000	Costco Wholesale Corp
	5.30%, 03/15/2012	75,695
	Daimler Finance North America LLC
185,000	6.50%, 11/15/2013	201,501
150,000	1.18%, 03/28/2014(a)(b)	144,758
125,000	DineEquity Inc
	9.50%, 10/30/2018	134,219
75,000	Easton-Bell Sports Inc
	9.75%, 12/01/2016	81,750
150,000	Exide Technologies
	8.63%, 02/01/2018	115,500
100,000	General Motors Corp(e)(f)
	0.00%, 09/01/2025(d)(g)	0
125,000	Great Canadian Gaming Corp(b)
	7.25%, 02/15/2015	126,250
75,000	Gymboree Corp(c)
	9.13%, 12/01/2018	65,625
175,000	Harley-Davidson Financial Services Inc(b)
	3.88%, 03/15/2016	181,285
100,000	Hillman Group Inc
	10.88%, 06/01/2018	99,000
500,000	Home Depot Inc
	5.95%, 04/01/2041	645,096

Principal Amount		Value

Consumer, Cyclical — (continued)
$50,000	HRP Myrtle Beach Operations LLC / HRP Myrtle Beach Capital Corp(b)(d)(e)(f)(g)(h)
	0.00%, 04/01/2012	$0
50,000	Inergy LP/Inergy Finance Corp
	7.00%, 10/01/2018	50,750
125,000	International Automotive Components Group SL(b)
	9.13%, 06/01/2018	111,875
125,000	Jacobs Entertainment Inc
	9.75%, 06/15/2014	115,625
50,000	Jaguar Land Rover PLC(b)
	7.75%, 05/15/2018	47,625
200,000	JC Penney Corp Inc
	5.75%, 02/15/2018	201,000
250,000	Johnson Controls Inc
	5.00%, 03/30/2020	278,083
75,000	Libbey Glass Inc
	10.00%, 02/15/2015	80,250
75,000	Meritor Inc
	10.63%, 03/15/2018	70,500
175,000	MGM Resorts International(c)
	7.50%, 06/01/2016	167,562
100,000	Michaels Stores Inc
	7.75%, 11/01/2018	101,000
150,000	Needle Merger Sub Corp(b)
	8.13%, 03/15/2019	142,875
125,000	Norcraft Cos LP/Norcraft Finance Corp
	10.50%, 12/15/2015	116,562
100,000	NPC International Inc / NPC Operating Co A Inc / NPC Operating Co B Inc(b)
	10.50%, 01/15/2020	100,500
100,000	Peninsula Gaming LLC / Peninsula Gaming Corp
	10.75%, 08/15/2017	104,750
75,000	Penske Automotive Group Inc
	7.75%, 12/15/2016	76,875
125,000	Petco Animal Supplies Inc(b)
	9.25%, 12/01/2018	134,062
100,000	Pittsburgh Glass Works LLC(b)
	8.50%, 04/15/2016	96,250
50,000	Regal Cinemas Corp
	8.63%, 07/15/2019	54,000
50,000	Sally Holdings LLC / Sally Capital Inc(b)
	6.88%, 11/15/2019	52,250
75,000	San Pasqual Casino(b)
	8.00%, 09/15/2013	73,875
150,000	Sealy Mattress Co(c)
	8.25%, 06/15/2014	148,500
100,000	Simmons Bedding Co(b)
	11.25%, 07/15/2015	103,250
100,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp(b)
	8.63%, 04/15/2016	102,500
63,000	Tomkins LLC / Tomkins Inc
	9.00%, 10/01/2018	69,851

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Consumer, Cyclical — (continued)
$50,000	Tower Automotive Holdings USA LLC / TA Holdings Finance Inc(b)
	10.63%, 09/01/2017	$50,250
125,000	UCI International Inc
	8.63%, 02/15/2019	121,250
129,218	VWR Funding Inc
	10.25%, 07/15/2015	133,418
	Wal-Mart Stores Inc
100,000	4.25%, 04/15/2013	104,858
225,000	6.20%, 04/15/2038	302,160
150,000	5.63%, 04/15/2041	193,860
200,000	Whirlpool Corp
	5.50%, 03/01/2013	207,850

		6,816,637

Consumer, Non-cyclical — 4.64%
40,000	Abbott Laboratories
	5.15%, 11/30/2012	41,680
100,000	Alere Inc
	9.00%, 05/15/2016	101,000
50,000	Altegrity Inc(b)(d)
	11.75%, 05/01/2016	43,750
100,000	Altria Group Inc
	9.25%, 08/06/2019	134,276
	ARAMARK Holdings Corp
50,000	8.50%, 02/01/2015	51,250
125,000	8.63%, 05/01/2016(b)	128,750
100,000	B&G Foods Inc
	7.63%, 01/15/2018	106,250
500,000	Bacardi Ltd(b)
	7.45%, 04/01/2014	563,544
100,000	Bausch & Lomb Inc
	9.88%, 11/01/2015	105,000
250,000	Bio-Rad Laboratories Inc
	4.88%, 12/15/2020	259,392
150,000	Biomet Inc
	11.63%, 10/15/2017	162,750
100,000	Boston Scientific Corp
	4.50%, 01/15/2015	104,941
450,000	Bottling Group LLC
	5.50%, 04/01/2016	521,321
300,000	Coca-Cola Femsa SAB de CV
	4.63%, 02/15/2020	331,500
100,000	CoreLogic Inc U.S.(b)
	7.25%, 06/01/2021	95,750
145,000	Covidien International Finance SA
	5.45%, 10/15/2012	150,060
50,000	CRC Health Corp
	10.75%, 02/01/2016(d)	47,500
	Dean Foods Co
50,000	7.00%, 06/01/2016(c)	49,375
125,000	9.75%, 12/15/2018(c)	133,125
100,000	Del Monte Corp
	7.63%, 02/15/2019	96,000
	DJO Finance LLC / DJO Finance Corp
50,000	9.75%, 10/15/2017	38,875
50,000	7.75%, 04/15/2018	38,375

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$300,000	Eli Lilly & Co
	5.20%, 03/15/2017	$346,546
150,000	Emergency Medical Services Corp
	8.13%, 06/01/2019	149,625
700,000	ERAC USA Finance LLC(b)
	5.25%, 10/01/2020	754,701
50,000	ExamWorks Group Inc(b)
	9.00%, 07/15/2019	45,250
100,000	Garda World Security Corp(b)
	9.75%, 03/15/2017	101,000
220,000	General Mills Inc
	5.70%, 02/15/2017	257,765
500,000	Gilead Sciences Inc
	4.50%, 04/01/2021	530,118
75,000	Grifols Inc
	8.25%, 02/01/2018	78,750
	HCA Holdings Inc
125,000	7.75%, 05/15/2021(b)	127,188
300,000	7.50%, 02/15/2022	306,750
	Hertz Corp
6,000	8.88%, 01/01/2014	6,030
50,000	7.50%, 10/15/2018	52,250
50,000	6.75%, 04/15/2019	50,125
100,000	IASIS Healthcare LLC / IASIS Capital Corp
	8.38%, 05/15/2019	87,250
100,000	Interactive Data Corp
	10.25%, 08/01/2018	108,500
75,000	Iron Mountain Inc
	7.75%, 10/01/2019	79,219
100,000	Jaguar Holding Co II / Jaguar Merger Sub Inc(b)
	9.50%, 12/01/2019	105,000
300,000	Kellogg Co
	4.25%, 03/06/2013	311,506
75,000	Kinetic Concepts Inc/KCI USA Inc(b)
	10.50%, 11/01/2018	73,500
75,000	Knowledge Learning Corp(b)
	7.75%, 02/01/2015	69,938
	Kraft Foods Inc
400,000	6.25%, 06/01/2012	408,713
250,000	5.25%, 10/01/2013	266,673
250,000	6.50%, 02/09/2040	325,235
	Kroger Co
225,000	5.00%, 04/15/2013	235,384
750,000	6.15%, 01/15/2020	910,141
75,000	6.90%, 04/15/2038	96,443
150,000	5.40%, 07/15/2040	161,602
100,000	Lender Processing Services Inc
	8.13%, 07/01/2016	98,250
250,000	Life Technologies Corp
	3.38%, 03/01/2013	253,190
330,000	Lorillard Tobacco Co
	7.00%, 08/04/2041	346,867
225,000	Michael Foods Inc
	9.75%, 07/15/2018	236,813
100,000	Moody’s Corp
	5.50%, 09/01/2020	103,309

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$125,000	Omnicare Inc
	7.75%, 06/01/2020	$134,219
250,000	PepsiCo Inc/NC
	4.65%, 02/15/2013	261,563
150,000	Pharmacia Corp
	6.50%, 12/01/2018	187,817
450,000	Philip Morris International Inc
	5.65%, 05/16/2018	532,270
	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp
50,000	10.63%, 04/01/2017	52,500
100,000	8.25%, 09/01/2017	104,000
100,000	Prestige Brands Inc
	8.25%, 04/01/2018	102,500
200,000	Quest Diagnostics Inc
	6.40%, 07/01/2017	236,548
200,000	Reynolds American Inc
	7.75%, 06/01/2018	239,854
	Reynolds Group Issuer Inc
225,000	9.00%, 04/15/2019(b)	213,750
100,000	9.88%, 08/15/2019(b)	97,000
100,000	8.25%, 02/15/2021(b)	88,500
100,000	RSC Equipment Rental Inc/RSC Holdings III LLC
	10.25%, 11/15/2019	109,000
50,000	Seminole Indian Tribe of Florida(b)
	7.80%, 10/01/2020	48,740
	Spectrum Brands Holdings Inc
50,000	9.50%, 06/15/2018(b)	54,688
110,770	12.00%, 08/28/2019	120,462
200,000	Sysco Corp
	4.20%, 02/12/2013	207,471
100,000	TransUnion LLC/TransUnion Financing Corp
	11.38%, 06/15/2018	114,250
100,000	United Rentals North America Inc(c)
	8.38%, 09/15/2020	97,500
100,000	United Surgical Partners International Inc
	9.25%, 05/01/2017	100,500
400,000	UnitedHealth Group Inc
	6.00%, 02/15/2018	475,584
75,000	Universal Hospital Services Inc
	8.50%, 06/01/2015	75,750
150,000	US Foodservice(b)
	8.50%, 06/30/2019	145,125
150,000	Vanguard Health Holding Co II LLC / Vanguard Holding Co II Inc
	8.00%, 02/01/2018	148,875
175,000	Yankee Candle Co Inc
	9.75%, 02/15/2017	170,625
75,000	YCC Holdings LLC / Yankee Finance Inc
	10.25%, 02/15/2016	65,625

		14,572,811

Principal Amount		Value

Diversified — 0.10%
$250,000	Hutchison Whampoa International Ltd(b)
	7.63%, 04/09/2019	$307,984

Energy — 4.32%
100,000	ATP Oil & Gas Corp U.S.
	11.88%, 05/01/2015	65,750
100,000	Basic Energy Services Inc
	7.13%, 04/15/2016	100,250
50,000	Berry Petroleum Co
	6.75%, 11/01/2020	50,500
50,000	BP Capital Markets PLC
	3.13%, 10/01/2015	52,371
100,000	Bumi Investment Pte Ltd(b)
	10.75%, 10/06/2017	100,000
400,000	Canadian Natural Resources Ltd
	5.85%, 02/01/2035	476,106
50,000	Carrizo Oil & Gas Inc(b)
	8.63%, 10/15/2018	50,250
75,000	Chaparral Energy Inc
	8.88%, 02/01/2017	77,625
100,000	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc (b)
	6.63%, 11/15/2019	104,000
125,000	Cie Generale de Geophysique - Veritas
	7.75%, 05/15/2017	126,563
500,000	CNPC HK Overseas Capital Ltd(b)
	5.95%, 04/28/2041	554,685
50,000	Coffeyville Resources LLC / Coffeyville Finance Inc(b)
	10.88%, 04/01/2017	56,000
50,000	Concho Resources Inc
	7.00%, 01/15/2021	53,688
130,000	Conoco Funding Co
	7.25%, 10/15/2031	180,429
500,000	ConocoPhillips Australia Funding Co
	5.50%, 04/15/2013	529,535
50,000	Copano Energy LLC / Copano Energy Finance Corp
	7.13%, 04/01/2021	50,500
125,000	Crosstex Energy LP / Crosstex Energy Finance Corp
	8.88%, 02/15/2018	136,563
50,000	Denbury Resources Inc
	8.25%, 02/15/2020	55,875
50,000	Ecopetrol SA
	7.63%, 07/23/2019	60,250
	Enbridge Energy Partners LP
600,000	4.75%, 06/01/2013	626,571
690,000	5.50%, 09/15/2040	768,942
155,000	Enbridge Inc
	5.60%, 04/01/2017	173,622
125,000	Energy Transfer Equity LP
	7.50%, 10/15/2020	136,563
	Energy XXI Gulf Coast Inc
75,000	9.25%, 12/15/2017	81,375

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Energy — (continued)
$25,000	7.75%, 06/15/2019	$25,500
75,000	EXCO Resources Inc
	7.50%, 09/15/2018	70,875
75,000	Forbes Energy Services Ltd
	9.00%, 06/15/2019	70,125
400,000	Hess Corp
	5.60%, 02/15/2041	446,909
	Holly Energy Partners LP/Holly Energy Finance Corp
50,000	6.25%, 03/01/2015	50,375
50,000	8.25%, 03/15/2018	52,500
150,000	Husky Energy Inc
	6.15%, 06/15/2019	171,389
200,000	KazMunayGas National Co(b)
	6.38%, 04/09/2021	203,000
	Kinder Morgan Energy Partners LP
250,000	5.85%, 09/15/2012	258,060
500,000	5.13%, 11/15/2014	565,836
200,000	5.95%, 02/15/2018	228,489
250,000	6.55%, 09/15/2040	280,052
100,000	Linn Energy LLC/Linn Energy Finance Corp
	7.75%, 02/01/2021	104,000
200,000	Lukoil International Finance BV(b)
	6.13%, 11/09/2020	196,000
500,000	Marathon Petroleum Corp
	6.50%, 03/01/2041	566,613
50,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp
	6.25%, 06/15/2022	52,250
535,000	Nabors Industries Inc
	5.00%, 09/15/2020	545,433
172,000	Pacific Rubiales Energy Corp(b)
	7.25%, 12/12/2021	172,860
	Petrobras International Finance Co - Pifco
100,000	7.88%, 03/15/2019	119,370
505,000	6.75%, 01/27/2041	580,312
700,000	Petroleos de Venezuela SA
	8.50%, 11/02/2017	527,800
	Petroleos Mexicanos
300,000	6.00%, 03/05/2020	333,090
500,000	6.50%, 06/02/2041(b)	562,500
100,000	Plains Exploration & Production Co
	6.75%, 02/01/2022	104,750
50,000	Regency Energy Partners LP / Regency Energy Finance Corp
	9.38%, 06/01/2016	55,000
	SESI LLC
75,000	6.38%, 05/01/2019	76,313
50,000	7.13%, 12/15/2021(b)	52,500
50,000	SM Energy Co(b)
	6.50%, 11/15/2021	51,500
50,000	Southern Star Central Corp
	6.75%, 03/01/2016	50,875
250,000	Spectra Energy Capital LLC
	6.25%, 02/15/2013	262,091
36,000	Thermon Industries Inc
	9.50%, 05/01/2017	38,790

Principal Amount		Value

Energy — (continued)
$100,000	TNK-BP Finance SA(b)
	7.25%, 02/02/2020	$103,000
	Valero Energy Corp
50,000	6.88%, 04/15/2012	50,813
50,000	4.75%, 04/01/2014	53,204
150,000	9.38%, 03/15/2019	192,352
400,000	7.50%, 04/15/2032	468,021
75,000	W&T Offshore Inc(b)
	8.50%, 06/15/2019	77,625
	Weatherford International Ltd/Bermuda
100,000	6.00%, 03/15/2018	111,264
40,000	7.00%, 03/15/2038	45,511
300,000	Williams Partners LP
	5.25%, 03/15/2020	332,090
	XTO Energy Inc
105,000	6.75%, 08/01/2037	162,017
300,000	6.38%, 06/15/2038	440,304

		13,579,371

Financial — 11.91%
	ACE INA Holdings Inc
200,000	5.60%, 05/15/2015	223,109
10,000	5.70%, 02/15/2017	11,533
300,000	Aflac Inc
	8.50%, 05/15/2019	367,665
	Ally Financial Inc
50,000	8.30%, 02/12/2015	52,750
300,000	8.00%, 03/15/2020	307,500
750,000	American Express Co
	8.13%, 05/20/2019	969,653
	American Express Credit Corp
400,000	5.88%, 05/02/2013	420,462
125,000	2.75%, 09/15/2015	125,663
350,000	American Honda Finance Corp(b)
	4.63%, 04/02/2013	362,364
250,000	American Tower REIT Inc
	4.50%, 01/15/2018	254,316
80,000	Associated Banc-Corp
	5.13%, 03/28/2016	82,457
250,000	AvalonBay Communities Inc
	5.70%, 03/15/2017	280,228
500,000	AXA SA
	8.60%, 12/15/2030	492,443
100,000	Banco de Credito del Peru/Panama(b)
	5.38%, 09/16/2020	97,580
	Bank of America Corp
250,000	5.38%, 06/15/2014	248,834
100,000	4.50%, 04/01/2015	96,499
1,000,000	7.63%, 06/01/2019	1,034,217
125,000	Bear Stearns Cos LLC
	5.70%, 11/15/2014	135,941
300,000	Berkshire Hathaway Finance Corp
	4.85%, 01/15/2015	332,321
100,000	Berkshire Hathaway Inc(a)
	1.16%, 08/15/2014	100,224
250,000	Capital One Bank USA NA
	8.80%, 07/15/2019	285,998

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Financial — (continued)
$300,000	Capital One Capital IV(a)
	6.75%, 02/17/2037	$296,250
175,000	Capital One Capital V
	10.25%, 08/15/2039	181,563
250,000	Capital One Financial Corp
	7.38%, 05/23/2014	274,678
210,000	Chubb Corp
	5.75%, 05/15/2018	246,770
475,000	CIT Group Inc(b)
	7.00%, 05/02/2017	474,406
	Citigroup Inc
150,000	5.13%, 05/05/2014	153,511
900,000	5.38%, 08/09/2020	925,444
1,000,000	6.88%, 03/05/2038	1,098,613
325,000	City National Corp/CA(c)
	5.25%, 09/15/2020	322,669
350,000	CME Group Inc.
	4.40%, 03/15/2018	371,868
500,000	CNA Financial Corp
	5.88%, 08/15/2020	513,625
	Corp Andina de Fomento
250,000	3.75%, 01/15/2016	253,852
250,000	8.13%, 06/04/2019	307,076
2,000,000	Credit Suisse USA Inc
	4.88%, 01/15/2015	2,089,646
250,000	Discover Bank
	8.70%, 11/18/2019	285,046
325,000	Eaton Vance Corp
	6.50%, 10/02/2017	364,748
250,000	Fifth Third Bancorp
	3.63%, 01/25/2016	253,648
200,000	FMR LLC(b)
	7.57%, 06/15/2029	236,949
	Ford Motor Credit Co LLC
200,000	3.88%, 01/15/2015	199,254
150,000	8.00%, 12/15/2016	170,191
50,000	8.13%, 01/15/2020	58,853
100,000	Fox Acquisition Sub LLC(b)
	13.38%, 07/15/2016	109,125
20,000	Franklin Resources Inc
	4.63%, 05/20/2020	21,798
	General Electric Capital Corp
500,000	1.21%, 04/07/2014(a)	488,678
300,000	4.88%, 03/04/2015	325,483
500,000	5.63%, 09/15/2017	521,834
500,000	5.50%, 01/08/2020	550,146
500,000	6.88%, 01/10/2039	599,016
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018	15,481
750,000	5.38%, 03/15/2020	740,268
500,000	5.25%, 07/27/2021	487,770
750,000	6.13%, 02/15/2033	726,737
100,000	Horace Mann Educators Corp
	6.85%, 04/15/2016	107,686
200,000	Host Hotels & Resorts LP
	6.88%, 11/01/2014	204,000
500,000	HSBC Finance Capital Trust IX(a)
	5.91%, 11/30/2035	415,000
200,000	HSBC Finance Corp
	7.00%, 05/15/2012	203,729

Principal Amount		Value

Financial — (continued)
$290,000	HSBC Holdings PLC
	5.10%, 04/05/2021	$308,152
	International Lease Finance Corp
500,000	5.75%, 05/15/2016	463,771
275,000	8.75%, 03/15/2017	283,250
250,000	Invesco Ltd
	5.63%, 04/17/2012	252,814
200,000	IPIC GMTN Ltd(b)
	6.88%, 11/01/2041	203,750
50,000	Janus Capital Group Inc
	6.70%, 06/15/2017	53,059
500,000	Jefferies Group Inc
	8.50%, 07/15/2019	507,500
500,000	JPMorgan Chase & Co
	6.00%, 01/15/2018	557,839
235,000	Liberty Mutual Group Inc(b)
	5.00%, 06/01/2021	230,278
	Lincoln National Corp
1,500,000	8.75%, 07/01/2019	1,824,538
250,000	7.00%, 06/15/2040	282,634
130,000	Majapahit Holding BV
	7.75%, 01/20/2020	150,963
500,000	Massachusetts Mutual Life Insurance Co(b)
	8.88%, 06/01/2039	731,379
500,000	Merrill Lynch & Co Inc
	7.75%, 05/14/2038	475,061
	MetLife Inc
250,000	6.75%, 06/01/2016	288,010
500,000	6.82%, 08/15/2018(c)	594,769
	Morgan Stanley
550,000	4.75%, 04/01/2014	541,798
100,000	6.00%, 04/28/2015	100,174
320,000	3.80%, 04/29/2016	294,820
200,000	6.63%, 04/01/2018	197,489
500,000	5.75%, 01/25/2021	466,403
500,000	National Rural Utilities Cooperative Finance Corp
	10.38%, 11/01/2018	719,377
150,000	Nationwide Mutual Insurance Co(b)
	9.38%, 08/15/2039	181,268
230,000	Northwestern Mutual Life Insurance(b)
	6.06%, 03/30/2040	276,099
150,000	Nuveen Investments Inc
	10.50%, 11/15/2015	148,875
250,000	Pacific Life Global Funding(b)
	5.15%, 04/15/2013	261,130
250,000	Pacific LifeCorp(b)
	6.60%, 09/15/2033	266,023
	PNC Funding Corp
250,000	5.63%, 02/01/2017	272,219
250,000	5.13%, 02/08/2020	282,493
100,000	Power Sector Assets & Liabilities Management Corp
	7.39%, 12/02/2024	121,750
300,000	ProLogis LP
	6.30%, 06/01/2013	312,481
140,000	Prudential Financial Inc
	6.63%, 12/01/2037	153,300

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Financial — (continued)
$100,000	Qatari Diar Finance QSC(b)
	5.00%, 07/21/2020	$106,500
	Raymond James Financial Inc
200,000	4.25%, 04/15/2016	204,324
500,000	8.60%, 08/15/2019	581,028
250,000	RCI Banque SA(b)
	4.60%, 04/12/2016	237,971
300,000	Santander US Debt SAU(b)
	3.78%, 10/07/2015	271,877
100,000	Simon Property Group LP
	6.13%, 05/30/2018	114,801
90,000	State Street Corp
	4.30%, 05/30/2014	96,324
90,000	SunTrust Banks Inc
	3.60%, 04/15/2016	91,650
250,000	Textron Financial Corp(a)(b)
	6.00%, 02/15/2067	180,000
275,000	Travelers Cos Inc
	5.50%, 12/01/2015	308,495
250,000	US Bank NA/Cincinnati OH
	4.95%, 10/30/2014	271,699
500,000	Wachovia Corp
	5.75%, 02/01/2018	568,011
800,000	Wells Fargo & Co
	4.60%, 04/01/2021	877,346
250,000	Wells Fargo Bank NA
	5.95%, 08/26/2036	257,393
250,000	Westpac Banking Corp
	4.88%, 11/19/2019	265,979
300,000	Weyerhaeuser Co
	7.38%, 03/15/2032	314,890

		37,428,922

Foreign Government Obligations — 1.23%
338,541	Argentine Republic Government International Bond
	8.28%, 12/31/2033	247,135
	Brazilian Government International Bond
100,000	4.88%, 01/22/2021	111,750
200,000	11.00%, 08/17/2040	264,500
	Colombia Government International Bond
100,000	7.38%, 01/27/2017	121,500
200,000	4.38%, 07/12/2021	215,000
200,000	Indonesia Government International Bond
	6.63%, 02/17/2037	242,000
	Mexico Government International Bond
300,000	5.95%, 03/19/2019	356,550
301,000	6.75%, 09/27/2034	392,052
100,000	Panama Government International Bond
	6.70%, 01/26/2036	130,500
100,000	Peruvian Government International Bond
	6.55%, 03/14/2037	127,000

Principal Amount		Value

Foreign Government Obligations — (continued)
$484,300	Russian Foreign Bond - Eurobond(i)
	0.00%, 03/31/2030	$562,393
100,000	South Africa Government International Bond
	6.88%, 05/27/2019	120,500
100,000	Sri Lanka Government International Bond(b)
	6.25%, 10/04/2020	100,000
	Turkey Government International Bond
350,000	5.63%, 03/30/2021	353,938
100,000	6.88%, 03/17/2036	104,250
100,000	Uruguay Government International Bond
	7.63%, 03/21/2036	138,250
400,000	Venezuela Government International Bond
	9.38%, 01/13/2034	276,000

		3,863,318

Industrial — 2.78%
50,000	Aleris International Inc.(d)(e)(g)(h)
	9.00%, 12/15/2014	0
100,000	Ardagh Packaging Finance PLC(b)
	9.13%, 10/15/2020	99,000
50,000	Associated Materials LLC
	9.13%, 11/01/2017	43,625
50,000	Atkore International Inc
	9.88%, 01/01/2018	47,875
75,000	Belden Inc
	7.00%, 03/15/2017	74,906
	Burlington Northern Santa Fe LLC
375,000	4.88%, 01/15/2015	408,651
250,000	5.75%, 05/01/2040	299,103
75,000	BWAY Holding Co
	10.00%, 06/15/2018	79,875
55,664	BWAY Parent Co Inc
	10.13%, 11/01/2015	53,994
350,000	Caterpillar Inc
	7.00%, 12/15/2013	389,881
100,000	CHC Helicopter SA(b)
	9.25%, 10/15/2020	90,000
75,000	Cleaver-Brooks Inc(b)
	12.25%, 05/01/2016	74,531
320,000	Dover Corp
	5.45%, 03/15/2018	376,423
100,000	Dynacast International LLC / Dynacast Finance Inc(b)
	9.25%, 07/15/2019	94,000
150,000	Embraer Overseas Ltd
	6.38%, 01/24/2017	161,625
90,000	Emerson Electric Co
	4.88%, 10/15/2019	105,351
500,000	Goodrich Corp
	3.60%, 02/01/2021	520,721
50,000	Greif Inc
	7.75%, 08/01/2019	54,000
200,000	Harsco Corp
	5.75%, 05/15/2018	230,102

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Industrial — (continued)
$120,000	Hubbell Inc
	5.95%, 06/01/2018	$142,239
240,000	Ingersoll-Rand Global Holding Co Ltd
	6.88%, 08/15/2018	290,708
100,000	Interline Brands Inc
	7.00%, 11/15/2018	103,500
50,000	International Wire Group Holdings Inc(b)
	9.75%, 04/15/2015	50,563
75,000	Kemet Corp
	10.50%, 05/01/2018	79,313
50,000	Koppers Inc
	7.88%, 12/01/2019	53,000
75,000	Masonite International Corp(b)
	8.25%, 04/15/2021	73,500
50,000	Maxim Crane Works LP(b)
	12.25%, 04/15/2015	45,000
	Mueller Water Products Inc
75,000	7.38%, 06/01/2017	68,250
50,000	8.75%, 09/01/2020	54,313
100,000	Nortek Inc(b)
	8.50%, 04/15/2021	84,500
100,000	Odebrecht Finance Ltd(b)
	7.50%, 09/29/2049	97,750
100,000	Packaging Dynamics Corp(b)
	8.75%, 02/01/2016	100,000
350,000	Pentair Inc
	5.00%, 05/15/2021	369,450
100,000	PHI Inc
	8.63%, 10/15/2018	100,250
100,000	Ply Gem Industries Inc
	8.25%, 02/15/2018	87,125
75,000	RBS Global Inc / Rexnord LLC
	8.50%, 05/01/2018	79,500
	Republic Services Inc
750,000	5.25%, 11/15/2021	850,416
250,000	6.20%, 03/01/2040	302,219
250,000	Rockwell Collins Inc
	3.10%, 11/15/2021	254,317
185,000	Roper Industries Inc
	6.63%, 08/15/2013	198,146
	Ryder System Inc
540,000	3.15%, 03/02/2015	554,939
225,000	3.50%, 06/01/2017	227,675
150,000	Sealed Air Corp(b)
	8.38%, 09/15/2021	165,750
50,000	Sequa Corp(b)
	11.75%, 12/01/2015	53,250
75,000	Stoneridge Inc(b)
	9.50%, 10/15/2017	76,875
250,000	Timken Co
	6.00%, 09/15/2014	270,551
75,000	TransDigm Inc
	7.75%, 12/15/2018	80,625
218,000	Union Pacific Corp
	4.16%, 07/15/2022	236,611
150,000	Valmont Industries Inc
	6.63%, 04/20/2020	173,615

Principal Amount		Value

Industrial — (continued)
$200,000	Voto-Votorantim Overseas Trading Operations NV
	6.63%, 09/25/2019	$212,000

		8,739,613

Mortgage-Backed Securities — 25.43%
759,472	Credit Suisse Mortgage Capital Certificates Series 2006-C4 Class AAB
	5.44%, 09/15/2039	778,008
967,000	DBUBS Mortgage Trust Adjusted Series 2011-LC2A Class B(a)(b)
	5.00%, 07/10/2044	903,420
	Federal Home Loan Mortgage Corp
1,500,000	4.13%, 09/27/2013	1,596,312
276,703	5.50%, 02/01/2018	298,626
192,808	4.00%, 12/01/2020	204,100
50,520	4.50%, 04/01/2021	53,748
100,985	6.00%, 05/01/2021	109,896
35,565	4.50%, 07/01/2021	37,661
128,317	5.00%, 03/01/2022	137,852
77,892	6.00%, 11/01/2033	86,767
90,402	6.00%, 04/01/2035	99,827
290,983	4.50%, 05/01/2035	309,151
1,200,001	5.50%, 08/01/2035	1,306,356
239,625	4.50%, 11/01/2035	254,585
88,270	6.50%, 02/01/2036	99,836
196,793	4.50%, 03/01/2036	209,080
134,154	6.00%, 03/01/2036	147,805
276,497	5.50%, 06/01/2036	300,700
234,162	5.89%, 07/01/2036(a)	251,351
817,647	5.50%, 08/01/2036	889,220
2,454,878	5.00%, 04/01/2037	2,642,149
1,128,882	2.58%, 05/01/2037(a)	1,199,341
192,423	6.00%, 08/01/2037	211,642
226,701	7.00%, 08/01/2037	258,497
2,033,865	5.00%, 04/01/2038	2,187,747
3,225,552	5.50%, 05/01/2038	3,504,374
2,167,061	4.50%, 03/01/2039	2,298,297
5,357,717	4.50%, 05/01/2039	5,682,178
770,831	4.00%, 09/01/2040	809,633
5,285,048	5.00%, 09/01/2040	5,684,916
780,275	3.50%, 12/01/2040	801,831
4,423,697	4.00%, 12/01/2040	4,646,376
5,318,316	5.00%, 02/01/2041	5,729,011
2,669,163	4.50%, 07/01/2041	2,829,346
5,000,000	3.50%, 12/01/2041	5,138,130
	Federal National Mortgage Association
225,124	5.00%, 02/01/2018	243,154
399,098	4.50%, 06/01/2018	427,336
120,627	4.50%, 08/01/2035	128,616
379,888	6.00%, 02/01/2036	419,078
484,465	5.50%, 03/01/2036	528,538
358,794	6.50%, 06/01/2036	402,983
640,386	6.00%, 02/01/2037	706,448
751,285	6.00%, 03/01/2037	828,084

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$4,744	6.50%, 04/01/2037	$5,310
591,387	6.00%, 08/01/2037	651,841
314,364	6.50%, 08/01/2037	351,902
6,246,161	4.50%, 07/01/2039	6,652,036
5,507,432	4.00%, 08/01/2040	5,790,687
2,883,956	4.00%, 08/01/2041	3,033,184
543,532	5.40%, 03/01/2047(a)	577,596
1,959,099	Government National Mortgage Association Series 2011-H15 Class FA
	0.70%, 06/20/2061(a)	1,931,672
200,000	Merrill Lynch Mortgage Trust Adjusted Series 2008-C1 Class AM(a)
	6.26%, 02/12/2051	196,941
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust Adjusted Series 2007-6 Class A4(a)
	5.49%, 03/12/2051	1,051,804
250,000	Morgan Stanley Capital I Series 2011-C1 Class B(a)(b)
	5.26%, 09/15/2047	239,112
1,300,000	UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class A3
	3.60%, 01/10/2045	1,338,194
2,000,000	Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class A2(b)
	4.39%, 11/15/2043	2,154,516
600,000	WF-RBS Commercial Mortgage Trust Series 2011-C5 Class B(a)(b)
	5.64%, 11/15/2044	587,617

		79,944,418

Municipal Bonds and Notes — 0.00%
50,000	State of Illinois
	0.00%, 11/15/2016(d)(g)(j)	125

Technology — 1.40%
150,000	Advanced Micro Devices Inc
	7.75%, 08/01/2020	154,125
125,000	Allen Systems Group Inc(b)
	10.50%, 11/15/2016	108,750
75,000	Aspect Software Inc
	10.63%, 05/15/2017	77,813
100,000	Audatex North America Inc(b)
	6.75%, 06/15/2018	101,000
100,000	BMC Software Inc
	7.25%, 06/01/2018	115,319
	CDW LLC / CDW Finance Corp
50,000	12.54%, 10/12/2017	50,250
125,000	8.50%, 04/01/2019	125,937
100,000	Compucom Systems Inc(b)
	12.50%, 10/01/2015	102,000

Principal Amount		Value

Technology — (continued)
$500,000	Dell Inc
	7.10%, 04/15/2028	$627,935
125,000	Eagle Parent Inc(b)
	8.63%, 05/01/2019	119,375
75,000	Emdeon Inc(b)
	11.00%, 12/31/2019	78,469
150,000	Fidelity National Information Services Inc(b)
	7.63%, 07/15/2017	161,875
100,000	First Data Corp(b)
	8.25%, 01/15/2021	89,500
	Freescale Semiconductor Inc
50,000	9.25%, 04/15/2018(b)	53,438
97,000	10.75%, 08/01/2020	101,123
	Hewlett-Packard Co
175,000	5.25%, 03/01/2012	176,148
150,000	6.13%, 03/01/2014	161,738
250,000	2.13%, 09/13/2015	245,599
275,000	3.30%, 12/09/2016	280,804
100,000	iGate Corp(b)
	9.00%, 05/01/2016	103,250
100,000	Lawson Software Inc(b)
	11.50%, 07/15/2018	97,000
50,000	MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co
	10.50%, 04/15/2018	52,000
50,000	Mantech International Corp
	7.25%, 04/15/2018	50,938
100,000	Oracle Corp
	6.50%, 04/15/2038	135,128
150,000	Seagate HDD Cayman(b)
	7.00%, 11/01/2021	153,750
100,000	Serena Software Inc
	10.38%, 03/15/2016	102,500
150,000	SSI Investments II/SSI Co-Issuer LLC
	11.13%, 06/01/2018	158,625
75,000	Stream Global Services Inc
	11.25%, 10/01/2014	76,125
125,000	SunGard Data Systems Inc
	7.63%, 11/15/2020	128,437
400,000	Xerox Corp
	5.50%, 05/15/2012	406,632

		4,395,583

U.S. Government Agency Obligations — 0.95%
2,500,000	Federal Home Loan Bank
	5.00%, 11/17/2017	3,000,250

U.S. Treasury Bonds and Notes — 23.16%
	U.S. Treasury Bond/Note
3,500,000	1.88%, 04/30/2014	3,626,875
150,000	4.13%, 05/15/2015(k)	168,270
4,000,000	1.25%, 09/30/2015	4,103,752
3,000,000	2.63%, 04/30/2016	3,245,859
41,000,000	1.00%, 09/30/2016(k)	41,422,792
1,000,000	3.25%, 12/31/2016	1,116,562

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount			Value

U.S. Treasury Bonds and Notes — (continued)
	U.S. Treasury Inflation Indexed Bonds (TIPS)
$10,000,000	0.63%, 07/15/2021	$	10,746,869
6,000,000	2.13%, 02/15/2041		8,379,194

			72,810,173

Utilities — 3.66%
75,000	Calpine Corp(b)
	7.50%, 02/15/2021		80,250
250,000	Cleveland Electric Illuminating Co
	5.95%, 12/15/2036		266,433
200,000	Comision Federal de Electricidad(b)
	4.88%, 05/26/2021		206,000
1,300,000	Commonwealth Edison Co
	5.80%, 03/15/2018		1,534,758
150,000	Dubai Electricity & Water Authority(b)
	7.38%, 10/21/2020		153,750
300,000	Duke Energy Indiana Inc
	6.05%, 06/15/2016		345,403
300,000	EDF SA(b)
	5.60%, 01/27/2040		303,649
50,000	Edison Mission Energy
	7.00%, 05/15/2017		32,500
50,000	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc
	10.00%, 12/01/2020		52,750
250,000	Exelon Generation Co LLC
	5.75%, 10/01/2041		287,649
250,000	FirstEnergy Solutions Corp
	6.05%, 08/15/2021		277,424
750,000	Florida Gas Transmission Co LLC(b)
	5.45%, 07/15/2020		823,785
24,335	FPL Energy National Wind Portfolio LLC(b)
	6.13%, 03/25/2019(d)		23,924
90,000	Great Plains Energy Inc
	4.85%, 06/01/2021		94,341
	MidAmerican Energy Holdings Co
300,000	4.65%, 10/01/2014		326,620
550,000	5.95%, 05/15/2037		649,938
500,000	National Fuel Gas Co
	4.90%, 12/01/2021		512,652
200,000	Northern States Power Co
	5.25%, 03/01/2018		237,825
175,000	NRG Energy Inc(b)
	7.63%, 05/15/2019		171,500
	Pacific Gas & Electric Co
1,050,000	8.25%, 10/15/2018		1,384,128
750,000	6.05%, 03/01/2034		928,379
125,000	PPL Energy Supply LLC
	6.00%, 12/15/2036		131,430
250,000	PPL WEM Holdings PLC(b)
	5.38%, 05/01/2021		262,163
250,000	Sempra Energy
	9.80%, 02/15/2019		337,636

Principal Amount		Value

Utilities — (continued)
$350,000	Southern California Gas Co
	5.50%, 03/15/2014	$383,640
500,000	Southwestern Electric Power Co
	6.20%, 03/15/2040	610,712
250,000	TECO Finance Inc
	5.15%, 03/15/2020	277,788
25,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc
	10.25%, 11/01/2015	8,875
200,000	Union Electric Co
	6.00%, 04/01/2018	236,119
200,000	Virginia Electric & Power Co
	5.10%, 11/30/2012	207,741
300,000	Westar Energy Inc
	5.88%, 07/15/2036	355,205

		11,504,967

TOTAL BONDS AND NOTES — 95.71% (Cost $289,780,467)		$300,859,651

Shares

COMMON STOCK
Consumer, Cyclical — 0.00%
402	General Motors Co (l)	8,149

TOTAL COMMON STOCK — 0.00% (Cost $39,433)		$8,149

WARRANTS
Consumer, Cyclical — 0.00%
366	General Motors Co - Warrant A (l)	4,293
366	General Motors Co - Warrant B (l)	2,862

		7,155

TOTAL WARRANTS — 0.00% (Cost $45,183)		$7,155

Principal Amount

SHORT TERM INVESTMENTS
5,600,000	Federal National Mortgage Association(j)
	0.00%, 01/23/2012	5,599,983

TOTAL SHORT TERM INVESTMENTS — 1.78% (Cost $5,599,983)		$5,599,983

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$999,949	Undivided interest of 4.49% in a repurchase agreement (principal amount/value $22,250,000 with a maturity value of $22,250,074) with RBC Capital Markets Corp, 0.03%, dated 12/30/11, to be repurchased at $999,949 on 1/3/12, collateralized by various U.S. Government Agency securities, 4.00% - 6.00%, 3/15/39 - 12/20/41, with a value of $22,703,708.	$999,949

999,949	Undivided interest of 4.07% in a repurchase agreement (principal amount/value $24,550,891 with a maturity value of $24,551,027) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 12/30/11, to be repurchased at $999,949 on 1/3/12, collateralized by various U.S. Government Agency securities, 0.00% - 6.75%, 1/3/12 - 3/1/47, with a value of $25,041,921.	999,949

Principal Amount		Value

Securities Lending Collateral — (continued)
$143,332	Undivided interest of 1.15% in a repurchase agreement (principal amount/value $12,478,256 with a maturity value of $12,478,367) with RBS Securities Inc, 0.08%, dated 12/30/11, to be repurchased at $143,332 on 1/3/12, collateralized by Federal Home Loan Mortgage Corporation, 2.50% - 8.00%, 4/1/12 - 10/1/47, with a value of $12,727,957.	$143,332

TOTAL SECURITIES LENDING COLLATERAL — 0.68% (Cost $2,143,230)		$2,143,230

TOTAL INVESTMENTS — 98.17% (Cost $297,608,296)		$308,618,168

OTHER ASSETS & LIABILITIES, NET — 1.83%		$5,748,443

TOTAL NET ASSETS — 100.00%		$314,366,611

(a)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2011.
(b)	Restricted security; at December 31, 2011, the aggregate cost and market value of the securities was $36,229,501 and $36,482,874, respectively, representing 11.61% of net assets.
(c)	A portion or all of the security is on loan at December 31, 2011.
(d)	Illiquid security; at December 31, 2011, the aggregate cost and market value of illiquid securities was $267,952 and $145,049, respectively, representing 0.05% of net assets.
(e)	Security has no market value at December 31, 2011.
(f)	Security in bankruptcy at December 31, 2011.
(g)	Domestic security is fair valued at December 31, 2011.
(h)	Security in default on interest payments during the last 12 months. At December 31, 2011, the aggregate market value on the securities was $0, representing 0.00% of net assets.
(i)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2011. Maturity date disclosed represents final maturity date.

(j)	The security’s yield to maturity was less than 0.01%
(k)	All or portion of the security has been segregated to cover initial margin requirements on open future contracts.
(l)	Non-income producing security
REIT	Real Estate Investment Trust

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

At December 31, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

U.S. 10 Yr Treasury Note Long Futures	80	$10,490,000	March 2012	$120,625

U.S. Treasury Bond Short Futures	65	$9,412,813	March 2012	$(145,742)

U.S. 5 Yr Treasury Note Short Futures	40	$4,930,313	March 2012	$(26,852)

U.S. 2 Yr Treasurey Note Short Futures	180	$39,698,438	March 2012	$(46,701)

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

Maxim Federated Bond Portfolio

ASSETS:
Investments in securities, market value (including $2,096,249 of securities on loan)(a)	$308,618,168
Cash	5,609,396
Interest receivable	2,537,789
Subscriptions receivable	140,768

Total Assets	316,906,121

LIABILITIES:
Payable to investment adviser	183,154
Payable upon return of securities loaned	2,143,230
Redemptions payable	195,167
Variation margin on futures contracts	17,959

Total Liabilities	2,539,510

NET ASSETS	$314,366,611

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,920,130
Paid-in capital in excess of par	298,335,063
Net unrealized appreciation on investments and futures contracts	10,911,202
Undistributed net investment income	6,332
Accumulated net realized gain on investments and futures contracts	2,193,884

TOTAL NET ASSETS	$314,366,611

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	29,201,303

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.77

(a) Cost of investments	$297,608,296

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011

Maxim Federated Bond Portfolio

INVESTMENT INCOME:
Interest	$11,917,878
Income from securities lending	4,809
Dividends	751

Total Income	11,923,438

EXPENSES:
Management fees	2,009,192

Total Expenses	2,009,192

NET INVESTMENT INCOME	9,914,246

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	6,597,149
Net realized loss on futures contracts	(1,522,136)
Change in net unrealized appreciation on investments	1,702,678
Change in net unrealized appreciation on futures contracts	(6,711)

Net Realized and Unrealized Gain on Investments and Future Contracts	6,770,980

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,685,226

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Federated Bond Portfolio

OPERATIONS:
Net investment income	$9,914,246	$8,828,077
Net realized gain on investments	6,597,149	1,442,918
Net realized loss on futures contracts	(1,522,136)	(1,232,175)
Change in net unrealized appreciation on investments	1,702,678	4,794,739
Change in unrealized depreciation on futures contracts	(6,711)	(389,154)

Net Increase in Net Assets Resulting from Operations	16,685,226	13,444,405

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,907,914)	(8,843,779)
From net realized gains	(380,641)	–

Total Distributions	(10,288,555)	(8,843,779)

CAPITAL SHARE TRANSACTIONS:
Shares sold	119,443,935	194,773,826
Shares issued in reinvestment of distributions	10,288,555	8,843,779
Shares redeemed	(95,004,211)	(126,365,705)

Net Increase in Net Assets Resulting from Capital Share Transactions	34,728,279	77,251,900

Total Increase in Net Assets	41,124,950	81,852,526

NET ASSETS:
Beginning of year	273,241,661	191,389,135

End of year (a)	$314,366,611	$273,241,661

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	11,198,920	18,448,743
Shares issued in reinvestment of distributions	961,972	843,033
Shares redeemed	(8,890,451)	(12,032,281)

Net Increase	3,270,441	7,259,495

(a) Including undistributed net investment income:	$6,332	$0

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009	2008	2007
Maxim Federated Bond Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$10.54	$10.25	$9.53	$9.90	$9.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.37	0.41	0.48	0.52	0.44
Net realized and unrealized gain (loss)	0.24	0.29	0.75	(0.35)	0.19

Total Income From Investment Operations	0.61	0.70	1.23	0.17	0.63

LESS DISTRIBUTIONS:
From net investment income	(0.37)	(0.41)	(0.48)	(0.52)	(0.44)
From net realized gains	(0.01)	–	(0.03)	(0.02)	–

Total Distributions	(0.38)	(0.41)	(0.51)	(0.54)	(0.44)

NET ASSET VALUE, END OF YEAR	$10.77	$10.54	$10.25	$9.53	$9.90

TOTAL RETURN(a)	5.85%	6.88%	13.07%	1.94%	6.68%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$314,367	$273,242	$191,389	$139,883	$195,931
Ratio of expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	3.45%	4.03%	4.91%	5.00%	4.73%
Portfolio turnover rate	78%	41%	36%	72%	56%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Notes to Financial Statements

As of December 31, 2011

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Federated Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Commercial Mortgage Backed; Residential Mortgage Backed; Asset Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.
Derivative Investments:

Warrants	Close price, bids, evaluated bids

Futures Contracts	Exchange traded close price.

Short Term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the year. Level 3 investments in securities were not considered a significant portion of the Portfolio.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:
Corporate Bonds and Notes	$—	$117,548,825	$—	$117,548,825
Domestic Government and Government Agency Obligations	—	75,810,423	—	75,810,423
Foreign Government Obligations	—	4,521,826	—	4,521,826
Mortgage-Backed and Asset-Backed Obligations	—	102,978,452	—	102,978,452
Municipal Bonds and Notes	—	—	125	125
Equity Investments:
Domestic Common Stock	8,149	—	—	8,149
Derivative Investments:
Warrants	7,155	—	—	7,155
Short Term Investments	—	5,599,983	—	5,599,983
Securities Lending Collateral	—	2,143,230	—	2,143,230

Total	$15,304	$308,602,739	$125	$308,618,168

Liabilities
Derivative Investments:
Futures Contracts Variation Margin	17,959	—	—	17,959

Total	$17,959	$0	$0	$17,959

Total Investments (a)	$2,655	$308,602,739	$125	$308,600,209

(a)  Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2011:

Municipal Bonds and Notes
Beginning Balance, January 1, 2011	$375
Total realized gains (or losses)	-
Total unrealized gains (or losses) relating to instruments not held at reporting date	-
Total unrealized gains (or losses) relating to instruments still held at reporting date (a)	(335)
Purchases	-
Sales	-
Amortization	85
Transfers into Level 3	-
Transfers (out of) Level 3	-

Ending Balance, December 31, 2011	$125

(a)	Included in Change in net unrealized appreciation on investments on the Statement of Operations, and on the Statement of Changes in Net Assets.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions.

The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in the Fund may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2011, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Portfolio did not incur any interest or penalties.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASU No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASC topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASC topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 does not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio will adopt

ASU No. 2011-04 for its fiscal year beginning January 1, 2012. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-04 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser has entered into a sub-advisory agreement with Federated Investment Management Company. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $238,800 for the year ended December 31, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $93,694,550 and $80,564,578, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $174,862,986 and $128,383,551, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2011, the U.S. Federal income tax cost basis was $297,653,599. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $13,215,684 and gross depreciation of securities in which there was an excess of tax cost over value of $2,251,115 resulting in net appreciation of $10,964,569.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts to capitalize on expected changes in the shape of the yield curve. Two positions are opened and one of the paired positions is expected to outperform relative to the curve. The use of futures contracts involves risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Valuation of derivative instruments as of December 31, 2011 is as follows:

	Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

Futures Contracts	Variation margin on futures contracts	$17,959

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2011 is as follows:

Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

Futures Contracts	Net realized loss on futures contracts	($1,522,136)	Change in net unrealized depreciation on futures contracts	($6,711)

The number of futures contracts held at December 31, 2011 is lower than the average outstanding during the year. As of December 31, 2011, the Portfolio held 365 futures contracts. The average number of futures contracts outstanding during the year was 601.

6. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2011 the Portfolio had securities on loan valued at $2,096,249 and received collateral of $2,143,230 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2011 and 2010 were as follows:

	2011	2010

Distributions paid from:
Ordinary income	$9,907,914	$8,843,779
Long-term capital gains	380,641	-

	$10,288,555	$8,843,779

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$6,332
Undistributed capital gains	2,140,517

Net accumulated earnings	2,146,849

Net unrealized appreciation on investments	10,964,569
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$13,111,418

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. For the year ended December 31, 2011 the Portfolio did not reclassify any permanent book or tax differences. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. For the year ended December 31, 2011, the Portfolio utilized $2,565,153 of capital loss carryforwards.

8. TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2011, 0.00% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Federated Bond Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Federated Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2012

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 63 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) (2011)	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, GW Capital Management, LLC

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President & Chief Executive Officer 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer & Treasurer

2008 (as Treasurer and Investment Operations Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

2011 (as Chief Financial Officer & Treasurer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer & Treasurer, GW Capital Management, LLC

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 – 2010 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, GW Capital Management, LLC

Ryan L. Logsdon (1974) Assistant Vice President, Counsel & Secretary 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, GW Capital Management, LLC

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $418,850 for fiscal year 2010 and $610,000 for fiscal year 2011.

(b)

Audit-Related Fees.   The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $84,800 for fiscal year 2010 and $79,500 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.   The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $238,700 for fiscal year 2010 and $263,400 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees.   There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1)   Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.   The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.   The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2010 equaled $1,060,100 and for fiscal year 2011 equaled $2,329,700.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.             SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.             CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)         (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 28, 2012